CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Shares (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible preferred shares outstanding	957,159,704	502,582,535
Share options outstanding	70,675,318	69,305,845	38,909,781
Convertible preferred share warrant	1,546,799	1,546,799
Shares available for future grants	10,526,235	19,398,663	50,917,795
Total common shares reserved	1,039,908,056	529,833,842